Financial Assets And Liabilities - Summary of Credit Risk Exposure (Detail) - Trade receivables [member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Financial assets	$ 25,224	$ 23,260
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	25,630	23,263
Gross carrying amount [member] | Current [member]
Disclosure of credit risk exposure [line items]
Financial assets	23,729	18,236
Gross carrying amount [member] | Later than three months [member]
Disclosure of credit risk exposure [line items]
Financial assets	1,495	5,024
Gross carrying amount [member] | Later than three months and not later than one year [member]
Disclosure of credit risk exposure [line items]
Financial assets	406	3
Expected Credit Loss [Member]
Disclosure of credit risk exposure [line items]
Financial assets	(406)	(3)
Expected Credit Loss [Member] | Later than three months and not later than one year [member]
Disclosure of credit risk exposure [line items]
Financial assets	$ (406)	$ (3)